STOCKHOLDERS DEFICIT (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding, Beginning Balance	1,000,000	3,000,000
Options Expired	(100,000)	(2,000,000)
Options Outstanding, Ending Balance	0	1,000,000
Options Vested, Ending Balance	1,000,000	3,000,000
Exercise Price Outstanding And Exercisable, Beginning	$ 0.10	$ 0.10
Expiration Date	Mar. 21, 2021	Mar. 01, 2020
Minimum
Vesting Period In Months	12 years	12 years
Maximum
Expiration Date		Mar. 21, 2021
Vesting Period In Months	18 months	18 years